Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Stated share capital [member]	Stated share capital [member] Number of common shares [member]	Contributed surplus [member]	Contributed surplus [member] Number of common shares [member]	Total capital [member]	Total capital [member] Number of common shares [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Unrecognized gain on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]
Balance at Dec. 31, 2021	$ 13,834			$ 3,813		$ 1,683		$ 5,496		$ 9,149			$ 25	$ (836)	$ (811)
Statement [LineItems]
Net earnings	892									892
Other comprehensive income (loss)	(343)									(66)			(16)	(261)	(277)
Total comprehensive income (loss)	549									826			(16)	(261)	(277)
Dividends declared on shares		$ (1)	$ (433)								$ (1)	$ (433)
Shares issued under Dividend Reinvestment Plan ("DRIP")	14			14				14
Repurchases of common shares	(223)			(18)				(18)		(205)
Automatic share purchase plan	(400)			(30)				(30)		(370)
Stock compensation plans	13			107		(94)		13
Balance at Jun. 30, 2022	13,353			3,886		1,589		5,475		8,966			9	(1,097)	(1,088)
Balance at Dec. 31, 2022	11,885			3,864		1,534		5,398		7,642			17	(1,172)	(1,155)
Statement [LineItems]
Net earnings	1,650									1,650
Other comprehensive income (loss)	163									11			1	151	152
Total comprehensive income (loss)	1,813									1,661			1	151	152
Return of capital on common shares (see note 16)			(2,047)		$ (2,107)		$ 60		$ (2,047)
Dividends declared on shares		$ (3)	$ (462)								$ (3)	$ (462)
Shares issued under Dividend Reinvestment Plan ("DRIP")	8			8				8
Repurchases of common shares	0			2				2		(2)
Stock compensation plans	7			109		(102)		7
Balance at Jun. 30, 2023	$ 11,201			$ 1,876		$ 1,492		$ 3,368		$ 8,836			$ 18	$ (1,021)	$ (1,003)